SCHEDULE OF FINANCE LEASE RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Finance Lease
Finance lease right-of-use-assets, beginning balance	$ 122	¥ 17,623	¥ 12,797
Addition	40	5,711	8,992
Depreciation expense of right-of-use assets	(38)	(5,479)	(4,166)
Finance lease right-of-use-assets, ending balance	$ 124	¥ 17,855	¥ 17,623